UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [X]; Amendment Number:        1
                                                -----------
     This Amendment (Check only one.):   [X] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Richard Chandler Holdings (formerly known as Richard Chandler Capital Corporation)
              -------------------------------
Address:      Windward 1, Regatta Office Park
              -------------------------------
              PO Box 897, Grand Cayman,
              -------------------------------
              KY1-1103. Cayman Islands
              -------------------------------

Form 13F File Number: 28-14826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         James Andrew Macarthur
              -------------------------------
Title:        Director
              -------------------------------
Phone:        +65 6210 5544
              -------------------------------

Signature, Place, and Date of Signing:

/s/ James A.  Macarthur           Singapore, Singapore              8/22/2012
--------------------------        --------------------           --------------
       [Signature]                    [City, State]                  [Date]

Additional Information:
The original filing on Form 13F by the Institutional Investment Manager (formerly known as Richard Chandler Capital Corporation), for the quarter ended March 31, 2012, erroneously referred to a request for confidential treatment in connection with such filing. This Amendment removes such reference to avoid confusion but does not change any of the substantive information otherwise included in that filing.

Jasmine Capital Investments Pte. Ltd. (formerly known as Jasmine Fund Pte Limited), which is indicated as an Other Included Manager on this Form 13F, no longer had investment discretion over Section 13(f) securities as of March 31, 2012. However, since Jasmine Capital Investments Pte. Ltd. shared investment discretion over Section 13(f) securities with Richard Chandler Holdings at December 31, 2011, and since Jasmine Capital Investments Pte. Ltd. therefore was included as an Other Included Manager on the initial Form 13F filed by Richard Chandler Holdings, Jasmine Capital Investments Pte. Ltd. continues to have an obligation to be reported as an Other Included Manager for the first three quarters of the 2012 calendar year.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:             2
                                                    ----------
     Form 13F Information Table Entry Total:        1
                                                    ----------
     Form 13F Information Table Value Total:        $137,348
                                                    ----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.    Form 13F File Number    Name

01     28-14827                Richard Chandler Pte. Limited (formerly known as
                               Richard Chandler Capital Corporation Pte Ltd)

02     28-14828                Jasmine Capital Investments Pte. Ltd. (formerly
                               known as Jasmine Fund Pte Ltd)

                           FORM 13F INFORMATION TABLE

    COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
    --------        --------      --------   --------        --------         --------   --------         --------
                                               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER
 NAME OF ISSUER  TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGER      VOTING AUTHORITY
 --------------  --------------     -----    --------   -------   ---  ----  ----------  --------      ----------------
                                                                                                    Sole   Shared    None
                                                                                                    ----   -------   ----
INTEROIL CORP         COM         460951106   137348    2671629   SH           DEFINED      01        0    2671629    0